Interim Condensed Consolidated Statements of Cash Flows	6 Months Ended		12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities
(Loss)/profit before tax			$ (5,507,764)	$ (2,094,169)	$ 1,641,103
Adjustments for:
Depreciation of plant and equipment	$ 16,609	$ 109,404	55,754	207,649	123,006
Amortization of intangible asset	115,854	110,806	231,710	217,124	85,474
(Reversal of)/provision for expected credit loss	(1,277)	(11,673)	(2,110)	26,049
Bad debt written off			9,068	227,067	696,526
Interest income			(1)	(6,467)
Interest expense			3,150	9,414	2,310
Fair value gain on RCCPS					(3,200,000)
Loss on disposal of plant and equipment			533		245
Share-based payment expenses	2,793,584	3,606,000	3,606,000
Written-off of plant and equipment			53,295	1,731	7,925
Operating cash flows before working capital changes			(1,550,365)	(1,411,602)	(643,411)
Changes in working capital:
Trade and other receivables			304,442	1,254,933	(1,889,521)
Contract assets			1,289	349,562	(221,892)
Amount due from shareholder					(50,000)
Trade and other payables			177,495	(134,208)	(81,187)
Cash (used in)/generated from operations			(1,067,139)	58,685	(2,886,011)
Interest received			1	6,467
Income tax paid				(5,214)	(268)
Net cash used in operating activities	(2,682,635)	(754,671)	(1,067,138)	59,938	(2,886,279)
Cash flows from investing activities
Proceeds from disposal of plant and equipment			4,819		802
Purchase of plant and equipment				(2,145)	(113,154)
Capitalization of intangible assets				(247,087)	(680,361)
Net cash used in investing activities	(85,782)		4,819	(249,232)	(792,713)
Cash flows from financing activities
Proceeds from issuance of RCCPS					3,750,000
Proceeds from exercise of share options			791
Proceeds from issuance of shares			641,510	335,085
Loan from a shareholder			337,566
Interest paid			(1,706)	(9,414)	(2,310)
Repayment of principal portion of lease liabilities			(54,060)	(153,757)	(76,244)
Net cash generated from financing activities	12,503,505	607,099	924,101	171,914	3,671,446
Net increase/(decrease) in cash and cash equivalents	9,735,088	(147,572)	(138,218)	(17,380)	(7,546)
Effect of exchange rate changes on cash and cash equivalents	16,557	(1,201)	6,693	(1,663)	(1,050)
Cash and cash equivalents at January 1	66,184	197,709	197,709	216,752	225,348
Cash and cash equivalents at June 30	$ 9,817,829	$ 48,936	$ 66,184	$ 197,709	$ 216,752